Administrative, operative, and project expenses (Tables)	12 Months Ended
Dec. 31, 2022
Administrative, operative, and project expenses
Schedule of administrative, operative, and project expenses

	2022	2021	2020
Administrative expenses
General expenses	(2,040,773)	(1,638,129)	(1,424,348)
Labor expenses (1)	(1,663,464)	(1,264,319)	(1,658,613)
Taxes	(57,944)	(52,889)	(60,397)
Depreciation and amortization	(573,514)	(386,732)	(229,792)
	(4,335,695)	(3,342,069)	(3,373,150)
Operations and project expenses
Exploration costs	(1,512,268)	(959,562)	(689,087)
Commissions fees freights and services	(1,326,184)	(686,156)	(656,432)
Taxes	(781,181)	(515,848)	(428,608)
Labor expenses	(363,838)	(312,791)	(309,972)
Fee for regulatory entities	(192,094)	(139,158)	(142,695)
Maintenance	(162,383)	(156,412)	(78,181)
Depreciation and amortization (2)	(145,106)	(174,311)	(94,723)
Others	(260,574)	(209,319)	(186,318)
	(4,743,628)	(3,153,557)	(2,586,016)